Note 15 - Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets		$ 571,717	$ 484,240
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial liabilities		112,214	98,164
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of financial assets [line items]
Financial liabilities		8,410	9,586
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Disclosure of financial assets [line items]
Current financial liabilities		89,520	75,285
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Disclosure of financial assets [line items]
Financial liabilities	[1]	14,283	13,293
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		276,245	225,139
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Current financial assets		112,593	92,823
Financial assets at amortised cost, category [member] | Other receivables [member]
Disclosure of financial assets [line items]
Current financial assets	[2]	8,659	6,320
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Current financial assets		154,993	125,997
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		295,472	259,101
Financial assets at fair value through profit or loss, category [member] | Unlisted Equities [member]
Disclosure of financial assets [line items]
Financial assets		294,600	258,300
Financial assets at fair value through profit or loss, category [member] | Stablecoins (cash equivalents) [member]
Disclosure of financial assets [line items]
Financial assets	[3]	$ 872	$ 801

[1]	Other financial liabilities comprise amounts presented in the Statement of Financial Position within “Other current liabilities” (see Note 14) and “Other non-current liabilities.”
[2]	Other receivables comprise amounts presented as “Other current receivables,” in the Statement of Financial Position, which are further disaggregated in Note 12, and non-current receivables included within “Other non-current investments and financial assets.”
[3]	Stablecoins comprise holdings of USD Coin (“USDC”) and Tether (“USDT”). USDC was presented as cash equivalents as of December 31, 2024 and 2025, as these holdings are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. USDT was presented as cash equivalents as of December 31, 2024 based on the facts and circumstances existing at that reporting date. During 2025, management reassessed the classification of USDT and concluded that, although it remains redeemable for U.S. dollars, it no longer meets all of the criteria for presentation as a cash equivalent. Accordingly, USDT was presented as other current assets as of December 31, 2025.